Offerings - Offering: 1	Jun. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	4.6475
Maximum Aggregate Offering Price	$ 4,647,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 712
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of Atlas Lithium Corporation (the “Registrant”) that become issuable under the Registrant’s Amended and Restated 2023 Stock Incentive Plan, as it may be amended from time to time, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $4.6475, which represents the average of the high and low price per share of the Registrant’s Common Stock on June 9, 2025 as reported on the Nasdaq Capital Market.